Segment information (Tables)	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The following tables present segment net revenue and a reconciliation to gross revenue and segment Adjusted EBITDA and a reconciliation to net income ($ in thousands):

	Three Months Ended March 31,
	2017	2016
Revenue:
Yucatàn Peninsula	$80,748	$71,617
Pacific Coast	28,432	22,889
Caribbean Basin	61,330	62,347

Segment net revenue(1)	170,510	156,853
Other	—	4
Tips	3,557	3,099

Total gross revenue	$174,067	$159,956

(1)	Net revenue represents total gross revenue less compulsory tips paid to employees and other miscellaneous revenue not derived from segment operations.

	Three Months Ended March 31,
	2017	2016
Adjusted EBITDA:
Yucatàn Peninsula	$43,070	$36,398
Pacific Coast	14,272	11,224
Caribbean Basin	24,940	26,271

Segment Adjusted EBITDA	82,282	73,893
Other corporate—unallocated	(7,809)	(7,059)

Total consolidated Adjusted EBITDA	74,473	66,834

Less:
Other expense, net	645	282
Transaction expenses	6,000	944
Other tax expense	176	418
Insurance proceeds	—	(130)
Add:
Interest expense	(14,015)	(13,743)
Depreciation and amortization	(12,410)	(13,134)

Net income before tax	41,227	38,443

Income tax provision	(13,588)	(1,906)

Net income	$27,639	$36,537